Report of Directors Corporate Governance - Personal objectives (Details)	12 Months Ended
Dec. 31, 2025 USD ($)
Regulatory excellence, wealth acceleration and strategic investments, Group technology strategy
Disclosure Of Critical Performance Measures And Indicators Management Uses [Line Items]
Weighting (%)	10.00%
Customer satisfaction
Disclosure Of Critical Performance Measures And Indicators Management Uses [Line Items]
Weighting (%)	15.00%
Assessment (%)	76.00%
Georges Elhedery | Regulatory excellence, wealth acceleration and strategic investments, Group technology strategy
Disclosure Of Critical Performance Measures And Indicators Management Uses [Line Items]
Assessment (%)	66.70%
Outcome	6.67%
Georges Elhedery | Regulatory excellence, wealth acceleration and strategic investments, Group technology strategy
Disclosure Of Critical Performance Measures And Indicators Management Uses [Line Items]
Weighting (%)	10.00%
Georges Elhedery | Measure Of Growth In Net New Invested Assets
Disclosure Of Critical Performance Measures And Indicators Management Uses [Line Items]
Performance	$ 80,000,000,000.0
Critical Financial Performance Measure Used To Evaluate Entity's Performance Against Stated Objectives, Performance Target	87,600,000,000
Georges Elhedery | Wealth Fees & Other Operating Income
Disclosure Of Critical Performance Measures And Indicators Management Uses [Line Items]
Performance	9,390,000,000
Critical Financial Performance Measure Used To Evaluate Entity's Performance Against Stated Objectives, Performance Target	8,800,000,000
Georges Elhedery | Reductions Across Organization
Disclosure Of Critical Performance Measures And Indicators Management Uses [Line Items]
Performance	$ 700
Pam Kaur | Regulatory excellence, Group Sustainability priorities, robust liquidity and capital management
Disclosure Of Critical Performance Measures And Indicators Management Uses [Line Items]
Assessment (%)	65.70%
Outcome	6.57%
Pam Kaur | Regulatory excellence, wealth acceleration and strategic investments, Group technology strategy
Disclosure Of Critical Performance Measures And Indicators Management Uses [Line Items]
Weighting (%)	10.00%